TOUCHSTONE SELECT VARIABLE ANNUITY
                                                         SUPPLEMENTAL PROSPECTUS
                                                                     MAY 1, 2000
Western-Southern Life Assurance Company
Separate Account 1

Western-Southern Life Assurance Company (WSLAC) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus for the Touchstone Select Variable Annuity dated May 1, 2000 (Select Prospectus). The Select Prospectus contains details regarding your Contract. Please read the Select Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

This Supplemental Prospectus describes the Touchstone Income Opportunity Sub-Account, an additional investment option of the Contract available only to Contract owners who were

     o Actively participating in an automatic investment program or an automatic asset allocation program on April 30, 2000 and

     o Allocating payments to the Touchstone Income Opportunity Sub-Account through that automatic investment program or automatic asset allocation program.

This additional investment option will be available to you only through your previously established automatic investment program or automatic asset allocation program. This investment option will terminate when you no longer have money in the Touchstone Income Opportunity Sub-Account.

The Touchstone Select Variable Annuity Contract is issued by WSLAC. The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

The Statement of Additional Information dated May 1, 2000 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 56 of the Select Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency. Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Select Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in the Select Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Select Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, the Select Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS



                                                               PAGE

Cover Page......................................................  1

Table Of Contents...............................................  2

Glossary........................................................  3

Fee And Expense Tables..........................................  4

Information About The Investment Option.........................  7

3

GLOSSARY

 ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.

 CONTRACT
--------------------------------------------------------------------------------
  The Touchstone Select Variable Annuity Contract, including the application and any amendments, riders or endorsements.

 CONTRACT DATE
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

 CONTRACT VALUE
--------------------------------------------------------------------------------
 The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

 CONTRACT YEAR
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.

 FUND
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

 SUB-ACCOUNT
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 SURRENDER VALUE
--------------------------------------------------------------------------------
  The Contract Value minus any surrender charges and contract maintenance charge.

 WSLAC, WE, OUR AND US
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.

 YOU AND YOUR
--------------------------------------------------------------------------------
  The owner of the Contract.

4

FEE AND EXPENSE TABLES
These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a contract. More complete information about these fees and expenses is located in the "Charges" section of the Select Prospectus on pages 19 though 21.

Contract Owner Transaction Expenses
MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)          8.00%
(as a percentage of amount surrendered or withdrawn)*
Annual Contract Maintenance Charge* *                               $40.00



--------------------------------------------------------------------------------
                                               Sub-Account Annual Expenses
                                      (as a percentage of average account value)

                                                      Annual
                                        Standard      Step-Up          6%
                                          Death        Death      Accumulating
                                         Benefit      Benefit     Death Benefit
--------------------------------------------------------------------------------
    MORTALITY AND EXPENSE RISK CHARGES     1.20%       1.30%         1.40%
       CONTRACT ADMINISTRATION CHARGES     0.15%       0.15%         0.15%
                                 TOTAL     1.35%       1.45%         1.55%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                  Touchstone Income Opportunity Fund Expenses
                                 (as a percentage of average daily net assets
                                       and after expense reimbursement)
--------------------------------------------------------------------------------
                                          ADVISOR FEE        0.65%
                                       OTHER EXPENSES        0.20%
                                       TOTAL EXPENSES        0.85%***
--------------------------------------------------------------------------------

* The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

** In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

*** Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse the Fund so that the Fund's expenses do not exceed the percentage listed in this table. The agreement will remain in place until at least December 31, 2000. If the waiver and reimbursement had not been in place, the total expenses of the Fund would have been 1.29%.

5


Examples
These examples should help you compare the cost of investing in the Touchstone Income Opportunity Sub-Account with the cost of investing in other Sub-Accounts available under the Contract.

The examples assume that you invest $1,000 in the Touchstone Income Opportunity Sub-Account, your investment has a 5% return each year and the Touchstone Income Opportunity Fund's total expenses are the same as shown in the table on the previous page in the row entitled "Total Expenses". Your actual costs may be higher or lower than the costs shown in the examples.

                             Standard Death Benefit
-------------------------------------------------------------------------------
Example 1 This example assumes that you surrender your Contract at the end of the applicable time period.

-------------------------------------------------------------------------------

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity          $104      $128       $163     $272

-------------------------------------------------------------------------------
Example 2 This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity          $104       $74       $127     $272

-------------------------------------------------------------------------------
Example 3 This example assumes that you do not surrender your Contract.

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity           $24       $74       $127     $272

-------------------------------------------------------------------------------


                          Annual Step-Up Death Benefit
-------------------------------------------------------------------------------
Example 1 This example assumes that you surrender your Contract at the end of the applicable time period.

-------------------------------------------------------------------------------

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity          $105      $132       $168     $282

--------------------------------------------------------------------------------
Example 2 This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity          $105       $78       $132     $282

--------------------------------------------------------------------------------
Example 3 This example assumes that you do not surrender your Contract.

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity           $25       $78       $132     $282

--------------------------------------------------------------------------------

6


                          6% Accumulating Death Benefit
--------------------------------------------------------------------------------
Example 1 This example assumes that you surrender your Contract at the end of the applicable time period.

--------------------------------------------------------------------------------

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity          $106      $135       $174     $292

--------------------------------------------------------------------------------
Example 2 This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity          $106       $81       $138     $292

--------------------------------------------------------------------------------
Example 3 This example assumes that you do not surrender your Contract.

                                        1 Year   3 Years    5 Years 10 Years

 Touchstone Income Opportunity           $26       $81       $138     $292

--------------------------------------------------------------------------------

7

INFORMATION ABOUT THE INVESTMENT OPTION
The Sub-Account and the Fund
The Touchstone Income Opportunity Sub-Account invests in the Touchstone Income Opportunity Fund. This table contains information about the investment objective, Advisor and Sub-Advisor of the Fund:

--------------------------------------------------------------------------------

Investment Objective   Advisors/Sub-Advisors
--------------------------------------------------------------------------------

                      The Fund seeks to achieve a high level of         Alliance Capital Management L.P.*
        TOUCHSTONE    current income as its main goal. The Fund
INCOME OPPORTUNITY    may also seek to increase the value of
                      its Shares, if consistent with its main goal.

--------------------------------------------------------------------------------

                      *Sub-Advisor to Touchstone Advisors, Inc.

More complete information about the Fund, including information about its expenses, is included in its prospectus, which is attached to this Supplemental Prospectus. Please read the Fund's prospectus carefully.

Changes in the Sub-Accounts and the Funds
As described in the Select Prospectus, we may substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

         WE ARE CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF THE TOUCHSTONE HIGH YIELD FUND DESCRIBED IN THE SELECT PROSPECTUS FOR SHARES OF THE TOUCHSTONE INCOME OPPORTUNITY FUND. AFTER WE RECEIVE THE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM THE SHARES OF THE TOUCHSTONE INCOME OPPORTUNITY FUND HELD BY THE TOUCHSTONE INCOME OPPORTUNITY SUB-ACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE TOUCHSTONE HIGH YIELD FUND.

8


Accumulation Unit Values
The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how Accumulation Unit Value is calculated is located on page 25 in the Select Prospectus.

                             STANDARD DEATH BENEFIT

--------------------------------------------------------------------------------
                    Years Ended   Unit Value at    Unit Value at Number of Units
Sub-Account         December 31  Beginning of Year   End of Year  at End of Year
--------------------------------------------------------------------------------

        TOUCHSTONE      1998*        10.000000          8.450648        18,594
INCOME OPPORTUNITY      1999          8.450648          8.566546        19,373

--------------------------------------------------------------------------------

* Sub-Account operations began on March 2, 1998.



                          ANNUAL STEP-UP DEATH BENEFIT

--------------------------------------------------------------------------------
                    Years Ended   Unit Value at    Unit Value at Number of Units
Sub-Account          December 31 Beginning of Year   End of Year  at End of Year
--------------------------------------------------------------------------------

        TOUCHSTONE      1998*        10.000000          8.443640        57,519
INCOME OPPORTUNITY      1999          8.443640          8.551007        54,310

--------------------------------------------------------------------------------

* Sub-Account operations began on March 2, 1998.



                          6% ACCUMULATING DEATH BENEFIT

--------------------------------------------------------------------------------
                    Years Ended   Unit Value at    Unit Value at Number of Units
Sub-Account          December 31 Beginning of Year   End of Year  at End of Year
--------------------------------------------------------------------------------

        TOUCHSTONE      1998*        10.000000          8.436637        48,384
INCOME OPPORTUNITY      1999          8.436637          8.535505        37,140

--------------------------------------------------------------------------------

* Sub-Account operations began on March 2, 1998.